Financial Risk Management - Schedule of Maturities of Financial Liabilities (Details) - USD ($)	Jun. 30, 2026	Jun. 30, 2025
Schedule of Maturities of Financial Liabilities [Line Items]
Trade payables	$ 10,531,800	$ 9,340,993
Other financial liabilities	25,773,779	32,098,324
Total		41,439,317
Total non-derivatives	36,305,579
Less than 6 months [Member]
Schedule of Maturities of Financial Liabilities [Line Items]
Trade payables	10,531,800	9,340,993
Other financial liabilities	101,937	1,363,259
Total		10,704,252
Total non-derivatives	10,633,737
6 - 12 months [Member]
Schedule of Maturities of Financial Liabilities [Line Items]
Trade payables
Other financial liabilities	6,758,913	2,058,078
Total		2,058,078
Total non-derivatives	6,758,913
Between 1 and 2 years [Member]
Schedule of Maturities of Financial Liabilities [Line Items]
Trade payables
Other financial liabilities	4,871,952	8,039,178
Total		8,039,178
Total non-derivatives	4,871,952
Between 2 and 5 years [Member]
Schedule of Maturities of Financial Liabilities [Line Items]
Trade payables
Other financial liabilities	8,896,778	11,585,395
Total		11,585,395
Total non-derivatives	8,896,778
Over 5 years [Member]
Schedule of Maturities of Financial Liabilities [Line Items]
Trade payables
Other financial liabilities	5,144,199	9,052,414
Total		$ 9,052,414
Total non-derivatives	$ 5,144,199